UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Financial Services
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total: $234,715
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     2250 59694.000 SH      Sole                59694.000
Abbott Laboratories            COM              002824100     2010 29318.000 SH      Sole                29318.000
Air Products & Chemicals       COM              009158106     1451 17542.000 SH      Sole                17542.000
Apache Corp.                   COM              037411105     2585 29900.000 SH      Sole                29900.000
Apple Inc.                     COM              037833100     8284 12418.000 SH      Sole                12418.000
Baxter International Inc.      COM              071813109     1860 30865.000 SH      Sole                30865.000
Becton Dickinson & Co.         COM              075887109     1644 20925.000 SH      Sole                20925.000
BlackRock, Inc.                COM              09247X101     1580 8860.000 SH       Sole                 8860.000
Boeing Co.                     COM              097023105     2115 30390.000 SH      Sole                30390.000
Carters Inc.                   COM              146229109     1014 18825.000 SH      Sole                18825.000
Chevron Corp.                  COM              166764100     3344 28687.000 SH      Sole                28687.000
Coach Inc.                     COM              189754104     1486 26520.000 SH      Sole                26520.000
Coca Cola Co.                  COM              191216100     1798 47397.000 SH      Sole                47397.000
Cognizant Technology Solutions COM              192446102     2548 36455.000 SH      Sole                36455.000
Colgate Palmolive Co.          COM              194162103     6485 60487.000 SH      Sole                60487.000
ConocoPhillips                 COM              20825C104     3364 58836.000 SH      Sole                58836.000
Covidien PLC                   COM              G2554F113     2425 40809.000 SH      Sole                40809.000
Dollar Tree, Inc.              COM              256746108     3296 68245.000 SH      Sole                68245.000
DuPont de Nemours              COM              263534109     1192 23705.000 SH      Sole                23705.000
EMC Corp.                      COM              268648102     2101 77040.000 SH      Sole                77040.000
Eaton Corp.                    COM              278058102     1305 27608.000 SH      Sole                27608.000
Exxon Mobil Corp.              COM              30231G102     4822 52723.984 SH      Sole                52723.984
Family Dollar Stores, Inc.     COM              307000109     1810 27304.000 SH      Sole                27304.000
GNC Holdings Inc.              COM              36191G107     2036 52255.000 SH      Sole                52255.000
General Electric Co.           COM              369604103      565 24898.000 SH      Sole                24898.000
General Mills                  COM              370334104     2705 67888.000 SH      Sole                67888.000
Google, Inc.                   COM              38259P508     3233 4285.000 SH       Sole                 4285.000
HSBC Holdings PLC ADR          COM              404280406     1199 25800.000 SH      Sole                25800.000
Hologic Inc.                   COM              436440101     1161 57425.000 SH      Sole                57425.000
Honeywell International Inc.   COM              438516106     1815 30375.000 SH      Sole                30375.000
Intel Corp.                    COM              458140100     2253 99460.000 SH      Sole                99460.000
International Business Machine COM              459200101     3013 14523.000 SH      Sole                14523.000
J M Smucker Co.                COM              832696405     1683 19500.000 SH      Sole                19500.000
JP Morgan Chase & Co.          COM              46625H100     2591 64002.000 SH      Sole                64002.000
Johnson & Johnson              COM              478160104     2768 40167.000 SH      Sole                40167.000
Johnson Controls Inc.          COM              478366107      924 33711.000 SH      Sole                33711.000
KeyCorp                        COM              493267108      110 12612.000 SH      Sole                12612.000
M&T Bank Corp.                 COM              55261F104     2385 25067.000 SH      Sole                25067.000
Mattel, Inc.                   COM              577081102     2081 58680.000 SH      Sole                58680.000
McCormick & Co. Inc.           COM              579780206     1245 20073.000 SH      Sole                20073.000
McDonalds Corp.                COM              580135101     1977 21545.000 SH      Sole                21545.000
McKesson Corp.                 COM              58155Q103     3503 40720.000 SH      Sole                40720.000
Medtronic, Inc.                COM              585055106     1410 32710.000 SH      Sole                32710.000
Microsoft Corp.                COM              594918104     3931 132096.000 SH     Sole               132096.000
Mosaic Co.                     COM              61945C103     1456 25280.000 SH      Sole                25280.000
NBT Bancorp Inc.               COM              628778102       54 2437.000 SH       Sole                 2437.000
NextEra Energy, Inc. (Formerly COM              65339f101     1952 27755.000 SH      Sole                27755.000
Nike Inc.                      COM              654106103     2499 26328.000 SH      Sole                26328.000
Norfolk Southern               COM              655844108     1432 22505.000 SH      Sole                22505.000
Occidental Petroleum Corp.     COM              674599105      833 9685.000 SH       Sole                 9685.000
Oracle Corp.                   COM              68389X105     1959 62270.000 SH      Sole                62270.000
PPG Industries Inc.            COM              693506107     2298 20010.000 SH      Sole                20010.000
PPL Corporation                COM              69351T106     2207 75970.000 SH      Sole                75970.000
Pepsico Inc.                   COM              713448108     1947 27514.000 SH      Sole                27514.000
Phillips 66                    COM              718546104      659 14212.500 SH      Sole                14212.500
Priceline.com Inc.             COM              741503403     2204 3560.000 SH       Sole                 3560.000
Procter & Gamble Co.           COM              742718109     2163 31183.000 SH      Sole                31183.000
QUALCOMM, Inc.                 COM              747525103     3338 53429.000 SH      Sole                53429.000
Rayonier Inc.                  COM              754907103     1576 32152.000 SH      Sole                32152.000
Raytheon Co.                   COM              755111507     1781 31160.000 SH      Sole                31160.000
Sanofi-Aventis ADR             COM              80105N105     1178 27365.000 SH      Sole                27365.000
Sirona Dental Systems Inc.     COM              82966C103     2000 35115.000 SH      Sole                35115.000
Spectra Energy                 COM              847560109     1497 50980.000 SH      Sole                50980.000
T. Rowe Price Group Inc.       COM              74144T108     3200 50560.000 SH      Sole                50560.000
Teva Pharmaceutical ADR        COM              881624209     1811 43727.000 SH      Sole                43727.000
The Bank of New York Mellon Co COM              064058100     1795 79365.000 SH      Sole                79365.000
Total ADR                      COM              89151E109     2639 52670.000 SH      Sole                52670.000
Triumph Group, Inc.            COM              896818101     1415 22640.000 SH      Sole                22640.000
Tupperware Brands Corporation  COM              899896104     2222 41463.000 SH      Sole                41463.000
Unilever PLC ADR               COM              904767704     2097 57415.000 SH      Sole                57415.000
United Technologies Corp.      COM              913017109     1530 19541.000 SH      Sole                19541.000
VF Corp.                       COM              918204108     1456 9135.000 SH       Sole                 9135.000
Ventas Inc.                    COM              92276F100     1782 28620.000 SH      Sole                28620.000
Verizon Communications Inc.    COM              92343V104     1785 39168.000 SH      Sole                39168.000
Visa Inc.                      COM              92826C839     2665 19847.000 SH      Sole                19847.000
Waste Management Inc.          COM              94106L109     1204 37545.000 SH      Sole                37545.000
WellPoint Inc.                 COM              94973V107     1602 27610.000 SH      Sole                27610.000
Wisconsin Energy               COM              976657106     2279 60505.000 SH      Sole                60505.000
Xylem Inc.                     COM              98419M100     1483 58974.000 SH      Sole                58974.000
Yum Brands Inc.                COM              988498101     1457 21966.000 SH      Sole                21966.000
PowerShares DB Commodity Index                  73935S105     3952 137795.000 SH     Sole               137795.000
S&P 400 Mid-Cap Depository Rec                  78467Y107    11732 65205.000 SH      Sole                65205.000
SPDR Gold Trust                                 78463V107     6695 38949.000 SH      Sole                38949.000
Vanguard Dividend Appreciation                  921908844     7782 130389.000 SH     Sole               130389.000
Vanguard Emerging Markets                       922042858     7098 170135.000 SH     Sole               170135.000
Vanguard FTSE All-World ex-US                   922042775     4793 111580.000 SH     Sole               111580.000
Vanguard REIT Index                             922908553     4254 65480.000 SH      Sole                65480.000
iShares MSCI EAFE Index Fund                    464287465     8545 161231.000 SH     Sole               161231.000
iShares MSCI Emerging Markets                   464287234     3973 96145.000 SH      Sole                96145.000
iShares Russell 1000 Growth In                  464287614     1368 20505.000 SH      Sole                20505.000
iShares Russell 2000 Index                      464287655     5709 68425.000 SH      Sole                68425.000